SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts Receivable and Allowance for Credit Losses (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
ConnectM Before Business Combination
Allowance for credit losses	$ 0	$ 0